16. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS - Quantitative Information about Level 3 (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Impaired Loans
Quantitative Information about Level 3 Fair Value Measurements
Fair Value Estimate	$ 1,333	$ 5,053
Valuation Techniques	Discounted expected cash flows	Property appraisals
Unobservable Input	Interest rate and repayment term	Management discount for property type and recent market volatility
Range (Weighted Average)	Weighted average discount rate 6.59%	5%-30% discount
Other Real Estate Owned
Quantitative Information about Level 3 Fair Value Measurements
Fair Value Estimate	$ 741	$ 513
Valuation Techniques	Property appraisals	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility	Management discount for property type and recent market volatility
Range (Weighted Average)	10%-33% discount	3%-61% discount